Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity

NOTE 8 - STOCKHOLDERS’ EQUITY

The following transactions affected the Company’s Stockholders’ Equity:

Equity Transactions During the Period Since the Merger

Issuance and conversion of Preferred Stock

In April 2019, pursuant to the Merger the Company issued 193,713 shares of Series A Preferred in exchange for 77,154 shares of Oncotelic Common Stock. Further, in November 2019 the Company issued 84,475 shares of Series A Preferred to PointR in exchange of 11,135,935 shares of PointR Common Stock upon the consummation of the PointR merger. In March 2021, 278,188 shares of the Company’s preferred stock converted to 278,187,847 shares of its common stock, effective March 31, 2021.

Issuance of Common Stock during the three months ended March 31, 2021

In January 2021, the Company issued 657,200 shares of its common stock to TFK in connection with the part conversion of their convertible notes payable.

In March 2021, the Company converted 278,188 shares of our Series A Preferred Stock to 278,187,847 shares of its common stock.

Issuance of Common Stock during the three months ended March 31, 2020

In February 2020, the Company issued 500,000 shares of its common stock to Peak One in connection with the part conversion of one of their convertible notes payable.

In March 2020, the Company issued 750,000 shares of its Common Stock to TFK in connection with the part conversion of their convertible notes payable.

In March 2020, the Company issued 500,000 shares of its Common Stock to Peak One in connection with the part conversion of one of their convertible notes payable.

In March 2020, the Company issued 1,012,145 shares of its Common Stock to TFK in connection with the part conversion of their convertible notes payable.

In February 2020, the Company issued 1,200,000 shares of its Common Stock to Peak One in connection with the part conversion of one of their convertible notes payable.

NOTE 9 – STOCKHOLDERS’ EQUITY

The following transactions affected the Company’s Stockholders’ Equity:

Equity Transactions During the Period Prior to the Merger

Issuance of Common Stock

In January 2019, Oncotelic Inc. issued 11,250 shares of Common Stock with a fair value of $4.00 per share to an employee in lieu of cash for compensation.

In January 2019, Oncotelic Inc. issued a total of 80,772 shares of Common Stock with a fair value of $4.00 per share to Autotelic, Inc. in lieu of cash for the settlement of outstanding accounts payable and services received.

In January 2019, Oncotelic Inc. issued a total of 20,750 shares of Common Stock with a fair value of $4.00 per share to two separates investors for $83,000 in cash.

In March 2019, Oncotelic Inc. issued 80,594 shares of Common Stock with a fair value of $4.00 per share to various employees in lieu of cash for accrued compensation.

In April 2019, and prior to the Merger, Oncotelic Inc. issued a total of 150,000 shares of Common Stock to two investors as a result of the conversion of warrants for $120 in cash.

Equity Transactions During the Period Since the Merger

Issuance of Preferred Stock

In April 2019, pursuant to the Merger, the Company issued 193,713 shares of Series A Preferred Stock in exchange for 77,154 shares of Oncotelic Common Stock.

In November 2019 the Company issued 84,475 shares of Series A Preferred Stock to PointR in exchange of 11,135,935 shares of PointR Common Stock upon the consummation of the PointR merger.

Issuance of Common Stock during the year ended December 31, 2020

In February 2020, the Company issued 500,000 shares of its Common Stock to Peak One in connection with the part conversion of one of their convertible notes payable. (See Note 6).

In February 2020, the Company issued 1,200,000 shares of its Common Stock to Peak One in connection with the part conversion of one of their convertible notes payable. (See Note 6)

In March 2020, the Company issued 750,000 shares of its Common Stock to TFK in connection with the part conversion of the TFK Note. (See Note 6).

In March 2020, the Company issued 500,000 shares of its Common Stock to Peak One in connection with the part conversion of one of their convertible notes payable. (See Note 6)

In March 2020, the Company issued 1,012,145 shares of its Common Stock to TFK in connection with the part conversion of the TFK Note. (See Note 6).

In June 2020, the Company issued 569,800 shares of its Common Stock to Peak One in connection with the full conversion of one of their convertible notes payable. (See Note 6)

In July 2020, the Company issued 1,000,000 shares of its Common Stock to Peak One in connection with the partial conversion of Tranche 2 of their convertible notes payable. (See Note 6)

In November 2020, the Company issued 500,000 shares of its Common Stock to Peak One in connection with the partial conversion of Tranche 2 of their convertible notes payable. (See Note 6)

In December 2020, the Company issued 500,000 shares of its Common Stock to Peak One in connection with the full conversion of Tranche 2 of their convertible notes payable. (See Note 6)

Issuance of Common Stock in 2019

In April, 2019, pursuant to the Merger, the Company issued 41,000,033 shares of Common Stock in exchange for 10,318,746 shares of Oncotelic Inc.’s common stock. (See Note 3)

In April 2019, the Company issued 700,000 restricted shares of its Common Stock with a fair value of $0.11 per share to two noteholders in connection with convertible notes payable. (See Note 6)

In June 2019, the Company issued 350,000 restricted shares of its Common Stock with a fair value of $0.18 per share in connection with a convertible note payable. (See Note 6)

In June 2019, the Company issued 300,000 restricted shares of its Common Stock to Peak One with a fair value of $0.20 to extend the date of conversion of the Peak One Tranche #1 Note into Common Stock of the Company at 65% of the traded price of the Company’s Common Stock until January 18, 2020. This restriction did not apply if Peak One wished to convert the Peak One Tranche #1 Note at $0.10. The Company recorded a cost of $60,000 in lieu of such issuance.

In November 2019, the Company issued 300,000 restricted shares of its Common Stock to TFK with a fair value of $0.20 to extend the date of conversion of the TFK Note into Common Stock of the Company at 65% of the traded price of the Company’s Common Stock until January 8, 2020. This restriction did not apply if TFK wished to convert the TFK Note at $0.10 per share. The Company recorded a cost of $60,000 in lieu of such issuance.